UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Real Estate Index Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	98.78%
Short Term Investments	1.22
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,016.70	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$1.75
Investor Class
Actual	$1,000.00	$1,015.20	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.16%
66,139	American Campus Communities Inc REIT	$ 2,836,040
125,843	American Homes 4 Rent REIT Class A	2,791,198
76,139	Apartment Investment & Management Co REIT Class A	3,220,680
66,747	AvalonBay Communities Inc REIT	11,473,142
44,806	Camden Property Trust REIT	4,083,171
36,899	Education Realty Trust Inc REIT	1,531,309
177,809	Equity Residential REIT	11,324,655
32,005	Essex Property Trust Inc REIT	7,651,435
40,585	Independence Realty Trust Inc REIT	418,431
138,949	Invitation Homes Inc REIT	3,204,164
54,911	Mid-America Apartment Communities Inc REIT	5,527,890
128,877	UDR Inc REIT	4,838,043
		58,900,158
Diversified REITS — 9.47%
19,734	American Assets Trust Inc REIT	755,615
203,531	Cousins Properties Inc REIT	1,972,215
99,373	Digital Realty Trust Inc REIT	11,088,039
171,783	Duke Realty Corp REIT	4,986,860
129,606	Forest City Realty Trust Inc REIT Class A	2,956,313
24,499	NorthStar Realty Europe Corp REIT	354,991
9,706	PS Business Parks Inc REIT	1,247,221
83,527	Vornado Realty Trust REIT	6,174,316
38,275	Washington REIT	1,160,881
		30,696,451
Health Care REITS — 10.14%
226,537	HCP Inc REIT	5,849,186
60,936	Healthcare Realty Trust Inc REIT	1,772,019
18,661	LTC Properties Inc REIT	797,571
45,047	Quality Care Properties Inc REIT(a)	968,961
115,279	Senior Housing Properties Trust REIT	2,085,397
5,893	Universal Health Realty Income Trust REIT	377,034
171,955	Ventas Inc REIT	9,792,837
179,559	Welltower Inc REIT	11,256,554
		32,899,559
Hotels REITS — 8.94%
105,176	Apple Hospitality Inc REIT	1,880,547
41,850	Ashford Hospitality Trust Inc REIT	338,985
Shares		Fair Value
Hotels REITS — (continued)
15,518	Braemar Hotels & Resorts Inc REIT	$ 177,216
21,573	Chatham Lodging Trust REIT	457,779
28,689	Chesapeake Lodging Trust REIT	907,720
96,118	DiamondRock Hospitality Co REIT	1,180,329
16,564	Hersha Hospitality Trust REIT	355,298
79,776	Hospitality Properties Trust REIT	2,282,391
358,182	Host Hotels & Resorts Inc REIT	7,546,895
53,726	LaSalle Hotel Properties REIT	1,839,041
97,594	Park Hotels & Resorts Inc REIT	2,989,304
33,603	Pebblebrook Hotel Trust REIT	1,303,796
85,005	RLJ Lodging Trust REIT	1,874,360
24,848	Ryman Hospitality Properties Inc REIT	2,066,111
49,561	Summit Hotel Properties Inc REIT	709,218
109,812	Sunstone Hotel Investors Inc REIT	1,825,076
52,001	Xenia Hotels & Resorts Inc REIT	1,266,744
		29,000,810
Manufactured Homes REITS — 2.38%
42,842	Equity LifeStyle Properties Inc REIT	3,937,180
38,580	Sun Communities Inc REIT	3,776,210
		7,713,390
Office Property REITS — 13.78%
49,727	Alexandria Real Estate Equities Inc REIT	6,274,056
74,607	Boston Properties Inc REIT	9,357,210
85,504	Brandywine Realty Trust REIT	1,443,307
57,726	Columbia Property Trust Inc REIT	1,310,957
49,716	Corporate Office Properties Trust REIT	1,441,267
77,331	Douglas Emmett Inc REIT	3,107,160
28,140	Easterly Government Properties Inc REIT	556,046
58,120	Equity Commonwealth REIT(a)	1,830,780
49,237	Franklin Street Properties Corp REIT	421,469
50,188	Highwoods Properties Inc REIT	2,546,037
75,967	Hudson Pacific Properties Inc REIT	2,691,511
45,355	JBG SMITH Properties REIT	1,654,097
47,746	Kilroy Realty Corp REIT	3,611,507
43,478	Mack-Cali Realty Corp REIT	881,734
98,299	Paramount Group Inc REIT	1,513,805
62,380	Piedmont Office Realty Trust Inc REIT Class A	1,243,233

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
42,459	SL Green Realty Corp REIT	$ 4,268,403
22,524	Tier Inc REIT	535,621
		44,688,200
Regional Malls REITS — 12.04%
82,439	CBL & Associates Properties Inc REIT(b)	459,185
306,003	GGP Inc REIT	6,251,641
52,613	Macerich Co REIT	2,989,997
35,230	Pennsylvania Real Estate Investment Trust(b)	387,178
149,618	Simon Property Group Inc REIT	25,463,487
45,938	Tanger Factory Outlet Centers Inc REIT(b)	1,079,084
29,274	Taubman Centers Inc REIT	1,720,140
87,826	Washington Prime Group Inc REIT	712,269
		39,062,981
Shopping Centers REITS — 7.66%
38,931	Acadia Realty Trust REIT	1,065,542
146,893	Brixmor Property Group Inc REIT	2,560,345
39,452	Cedar Realty Trust Inc REIT	186,213
73,390	DDR Corp REIT(b)	1,313,681
35,199	Federal Realty Investment Trust REIT	4,454,433
205,038	Kimco Realty Corp REIT	3,483,596
39,526	Kite Realty Group Trust REIT	675,104
37,552	Ramco-Gershenson Properties Trust REIT	496,062
70,946	Regency Centers Corp REIT	4,404,328
53,749	Retail Opportunity Investments Corp REIT	1,029,831
106,665	Retail Properties of America Inc REIT Class A	1,363,179
5,644	Saul Centers Inc REIT	302,405
12,596	Seritage Growth Properties REIT(b)	534,448
51,572	Urban Edge Properties REIT	1,179,452
58,007	Weingarten Realty Investors REIT	1,787,196
		24,835,815
Storage REITS — 8.72%
88,253	CubeSmart REIT	2,843,512
60,839	Extra Space Storage Inc REIT	6,072,341
22,557	Life Storage Inc REIT	2,195,022
24,469	National Storage Affiliates Trust REIT	754,134
72,321	Public Storage REIT	16,406,742
		28,271,751
Warehouse/Industry REITS — 8.94%
45,675	DCT Industrial Trust Inc REIT	3,047,893
Shares		Fair Value
Warehouse/Industry REITS — (continued)
17,008	EastGroup Properties Inc REIT	$ 1,625,284
60,760	First Industrial Realty Trust Inc REIT	2,025,738
71,621	Liberty Property Trust REIT	3,174,959
257,511	Prologis Inc REIT	16,915,898
24,354	QTS Realty Trust Inc REIT Class A	961,983
39,461	Rexford Industrial Realty Inc REIT	1,238,681
		28,990,436
TOTAL COMMON STOCK — 100.23% (Cost $308,554,161)		$325,059,551
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.24%
$ 77,407	Undivided interest of 0.27% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $77,407 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(c)	77,407
998,608	Undivided interest of 36.15% in a repurchase agreement (principal amount/value $2,765,410 with a maturity value of $2,765,894) with Citigroup Global Markets Inc, 2.10%, dated 6/29/18 to be repurchased at $998,608 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.63%, 6/15/21 - 9/9/49, with a value of $2,820,718.(c)	998,608
957,303	Undivided interest of 1.11% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $957,303 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(c)	957,303

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$998,607	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $998,607 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	$ 998,607
998,607	Repurchase agreement (principal amount/value $1,000,000 with a maturity value of $1,000,177) with TD Securities (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $998,607 on 7/2/18 collateralized by Federal National Mortgage Association securities, 3.50% - 4.00%, 6/1/47 - 9/1/47, with a value of $1,020,000.(c)	998,607
SHORT TERM INVESTMENTS — 1.24% (Cost $4,030,532)		$ 4,030,532
TOTAL INVESTMENTS — 101.47% (Cost $312,584,693)		$329,090,083
OTHER ASSETS & LIABILITIES, NET — (1.47)%		$ (4,764,037)
TOTAL NET ASSETS — 100.00%		$324,326,046
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	12	1,632,960	September 2018	$(21,390)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Real Estate Index Fund
ASSETS:
Investments in securities, fair value (including $3,907,467 of securities on loan)(a)	$325,059,551
Repurchase agreements, fair value(b)	4,030,532
Margin deposits	165,237
Dividends receivable	1,291,483
Subscriptions receivable	67,209
Receivable for investments sold	11,545,853
Variation margin on futures contracts	1,260
Total Assets	342,161,125
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	101,720
Payable for other accrued fees	46,964
Payable for shareholder services fees	20,584
Payable to custodian	495,903
Payable to investment adviser	85,954
Payable upon return of securities loaned	4,030,532
Redemptions payable	13,051,364
Total Liabilities	17,835,079
NET ASSETS	$324,326,046
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,417,623
Paid-in capital in excess of par	304,268,613
Net unrealized appreciation	16,484,000
Overdistributed net investment income	(98,907)
Accumulated net realized gain	254,717
NET ASSETS	$324,326,046
NET ASSETS BY CLASS
Investor Class	$74,688,596
Institutional Class	$249,637,450
CAPITAL STOCK:
Authorized
Investor Class	17,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	6,364,595
Institutional Class	27,811,636
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.74
Institutional Class	$8.98
(a) Cost of investments	$308,554,161
(b) Cost of repurchase agreements	$4,030,532
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Real Estate Index Fund
INVESTMENT INCOME:
Interest	$13,969
Income from securities lending	11,384
Dividends	5,345,936
Total Income	5,371,289
EXPENSES:
Management fees	551,850
Shareholder services fees – Investor Class	122,824
Audit and tax fees	20,841
Custodian fees	5,459
Director's fees	8,365
Legal fees	973
Pricing fees	212
Registration fees	14,488
Shareholder report fees	3,372
Transfer agent fees	3,880
Other fees	830
Total Expenses	733,094
Less amount waived by investment adviser	42,509
Net Expenses	690,585
NET INVESTMENT INCOME	4,680,704
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	7,859,534
Net realized gain on futures contracts	40,761
Net Realized Gain	7,900,295
Net change in unrealized depreciation on investments	(6,354,022)
Net change in unrealized depreciation on futures contracts	(18,690)
Net Change in Unrealized Depreciation	(6,372,712)
Net Realized and Unrealized Gain	1,527,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,208,287
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Real Estate Index Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$4,680,704	$7,105,226
Net realized gain	7,900,295	10,122,782
Net change in unrealized depreciation	(6,372,712)	(5,505,665)
Net Increase in Net Assets Resulting from Operations	6,208,287	11,722,343
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(254,765)
Institutional Class	-	(857,431)
From return of capital	0	(1,112,196)
From net investment income
Investor Class	(740,112)	(500,498)
Institutional Class	(4,039,499)	(4,122,922)
From net investment income	(4,779,611)	(4,623,420)
From net realized gains
Investor Class	-	(2,480,225)
Institutional Class	-	(10,821,152)
From net realized gains	0	(13,301,377)
Total Distributions	(4,779,611)	(19,036,993)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,822,608	34,050,616
Institutional Class	38,377,111	76,776,699
Shares issued in reinvestment of distributions
Investor Class	740,112	3,235,488
Institutional Class	4,039,499	15,801,505
Shares redeemed
Investor Class	(17,236,941)	(46,488,407)
Institutional Class	(49,529,735)	(49,972,198)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,787,346)	33,403,703
Total Increase (Decrease) in Net Assets	(7,358,670)	26,089,053
NET ASSETS:
Beginning of Period	331,684,716	305,595,663
End of Period(a)	$324,326,046	$331,684,716
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,354,613	2,868,946
Institutional Class	4,546,996	8,339,603
Shares issued in reinvestment of distributions
Investor Class	63,474	276,305
Institutional Class	452,859	1,753,137
Shares redeemed
Investor Class	(1,555,902)	(3,915,610)
Institutional Class	(5,691,786)	(5,361,153)
Net Increase (Decrease)	(829,746)	3,961,228
(a) Including overdistributed net investment income:	$(98,907)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.68	0.14	0.04	0.18	-	(0.12)	-	(0.12)	$11.74	1.52% (d)
12/31/2017	$11.82	0.24	0.12	0.36	(0.03)	(0.08)	(0.39)	(0.50)	$11.68	3.10%
12/31/2016	$12.19	0.16	0.59	0.75	(0.06)	(0.24)	(0.82)	(1.12)	$11.82	5.82%
12/31/2015	$12.51	0.18	0.27	0.45	-	(0.25)	(0.52)	(0.77)	$12.19	3.68%
12/31/2014	$ 9.99	0.22	2.85	3.07	-	(0.23)	(0.32)	(0.55)	$12.51	30.86%
12/31/2013	$10.39	0.23	(0.17)	0.06	-	(0.43)	(0.03)	(0.46)	$ 9.99	0.58%
Institutional Class
06/29/2018(Unaudited)	$ 8.97	0.12	0.03	0.15	-	(0.14)	-	(0.14)	$ 8.98	1.67% (d)
12/31/2017	$ 9.24	0.21	0.10	0.31	(0.03)	(0.16)	(0.39)	(0.58)	$ 8.97	3.43%
12/31/2016	$ 9.78	0.18	0.47	0.65	(0.06)	(0.31)	(0.82)	(1.19)	$ 9.24	6.28%
12/31/2015 (e)	$10.00	0.19	0.36	0.55	-	(0.26)	(0.51)	(0.77)	$ 9.78	5.56% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 74,689	0.76% (g)	0.70% (g)	2.56% (g)	10% (d)
12/31/2017	$ 75,977	0.74%	0.70%	2.04%	17%
12/31/2016	$ 85,986	0.70%	0.70%	1.24%	23%
12/31/2015	$ 80,030	0.70%	0.70%	1.42%	38%
12/31/2014	$331,619	0.70%	0.70%	1.88%	28%
12/31/2013	$264,227	0.70%	0.70%	2.16%	83%
Institutional Class
06/29/2018 (Unaudited)	$249,637	0.37% (g)	0.35% (g)	2.97% (g)	10% (d)
12/31/2017	$255,707	0.37%	0.35%	2.29%	17%
12/31/2016	$219,610	0.35%	0.35%	1.75%	23%
12/31/2015 (e)	$244,427	0.35% (g)	0.35% (g)	2.88% (g)	38%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein.The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 325,059,551	$ —	$ —	$ 325,059,551
Short Term Investments	—	4,030,532	—	4,030,532
Total Assets	$ 325,059,551	$ 4,030,532	$ 0	$ 329,090,083
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (21,390)	$ —	$ —	$ (21,390)
Total Liabilities	$ (21,390)	$ 0	$ 0	$ (21,390)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 29, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$323,215,860
Gross unrealized appreciation on investments	32,341,270
Gross unrealized depreciation on investments	(26,467,047)
Net unrealized appreciation on investments	$5,874,223
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - June 29, 2018

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 19 futures contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(21,390) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$40,761	Net change in unrealized depreciation on futures contracts	$(18,690)

Semi-Annual Report - June 29, 2018

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.34% of the Fund’s average daily net assets up to $1 billion dollars, 0.29% of the Fund’s average daily net assets over $1 billion dollars and 0.24% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$42,509	$69,666	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $33,479,569 and $41,072,553, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $3,907,467 and received collateral as reported on the Statement of Assets and Liabilities of $4,030,532 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 29, 2018

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Advisory Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Real Estate Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data1, with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
IIn approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one- and three-year periods ended December 31, 2017. The Board only assessed short-term performance due to the Fund’s inception on November 27, 2012. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that the Fund was in the fourth and third quartiles of its peer group for the annualized one- and three-year periods ended December 31, 2017, respectively (the first quartile being the best performers and the fourth quartile being the worst performers) and underperformed its benchmark for the same periods. The Board determined that underperformance relative to the index the Fund is designed to track was primarily a result of the Fund’s expenses.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, for each Class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Investor Class Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds which only included three peers, and the Fund’s Institutional Class Contractual management Fee was lower than its one peer. The Board further noted that the Fund’s Investor Class total annual operating expense ratio was the highest in its peer group and higher than the average and median of its peer universe, but considered that, according to the Adviser, none of its peers track the same index as the Fund. The Fund’s Institutional Class total annual operating expense ratio was lower than its one peer and higher than the average and the same as the median of the peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018